Related Party Balances and Transactions - R&D (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Acceptance of R&D and maintenance service	¥ 12,998	¥ 554
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of R&D and maintenance service	12,767	¥ 554
Xunjie Energy (Wuhan) Co ., Ltd.
Related Party Transaction [Line Items]
Acceptance of R&D and maintenance service	¥ 231